CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Research and development costs	£ (33,476)	£ (19,294)	£ (23,717)
General and administrative costs	(7,607)	(6,297)	(6,039)
Operating loss	(41,083)	(25,591)	(29,756)
Finance income	2,351	2,783	7,018
Finance expense	(474)	(1,325)	(2,465)
Loss before taxation	(39,206)	(24,133)	(25,203)
Taxation — credit	7,265	4,232	4,706
Loss for the year	(31,941)	(19,901)	(20,497)
Other comprehensive income / (loss):
Exchange differences on translating foreign operations	(33)	38	(29)
Total comprehensive loss attributable to owners of the Company	£ (31,974)	£ (19,863)	£ (20,526)
Loss per ordinary share — basic and diluted (pence per share)	£ (30.3)	£ (18.9)	£ (23.4)